MIG-Q3

Quarterly Report
August 31, 2025
Massachusetts Investors
Growth Stock Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Apparel Manufacturers – 1.0%
LVMH Moet Hennessy Louis Vuitton SE	210,736	$124,280,837
Broadcasting – 0.2%
Walt Disney Co.	249,157	$29,495,206
Brokerage & Asset Managers – 3.1%
Brookfield Asset Management Ltd. (l)	2,175,129	$130,902,109
Charles Schwab Corp.	1,581,118	151,534,349
CME Group, Inc.	334,580	89,168,916
		$371,605,374
Business Services – 6.0%
Accenture PLC, “A”	1,300,441	$338,075,647
Fiserv, Inc. (a)	829,376	114,603,176
TransUnion	3,052,415	269,833,486
		$722,512,309
Computer Software – 17.0%
Microsoft Corp.	3,528,711	$1,787,962,577
Salesforce, Inc.	989,524	253,565,525
		$2,041,528,102
Computer Software - Systems – 5.1%
Apple, Inc.	2,628,796	$610,248,703
Construction – 3.0%
Otis Worldwide Corp.	1,316,827	$113,747,516
Pool Corp.	337,687	104,922,728
Sherwin-Williams Co.	377,780	138,203,257
		$356,873,501
Consumer Products – 3.4%
Church & Dwight Co., Inc.	2,604,633	$242,647,610
L’Oréal S.A.	346,465	161,280,570
		$403,928,180
Electrical Equipment – 7.6%
Amphenol Corp., “A”	3,135,745	$341,357,200
Hubbell, Inc.	629,411	271,269,847
Schneider Electric SE	401,978	98,781,067
TE Connectivity PLC	955,848	197,382,612
		$908,790,726
Electronics – 13.3%
Analog Devices, Inc.	336,524	$84,571,847
NVIDIA Corp.	6,370,791	1,109,664,376
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,431,137	330,406,599
Texas Instruments, Inc.	391,477	79,266,263
		$1,603,909,085
Food & Beverages – 1.1%
McCormick & Co., Inc.	1,374,843	$96,747,702
PepsiCo, Inc.	204,608	30,414,979
		$127,162,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.9%
Hilton Worldwide Holdings, Inc.	814,416	$224,827,681
Insurance – 3.3%
Aon PLC	732,841	$268,952,647
Marsh & McLennan Cos., Inc.	609,939	125,531,546
		$394,484,193
Interactive Media Services – 2.0%
Alphabet, Inc., “A”	1,109,193	$236,158,282
Internet – 0.3%
Gartner, Inc. (a)	160,254	$40,254,202
Leisure & Toys – 2.0%
Tencent Holdings Ltd.	3,111,400	$240,600,462
Machinery & Tools – 2.8%
Eaton Corp. PLC	740,495	$258,536,424
Graco, Inc.	911,019	77,791,913
		$336,328,337
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	532,271	$94,712,302
Veeva Systems, Inc. (a)	221,515	59,631,838
		$154,344,140
Medical Equipment – 10.3%
Agilent Technologies, Inc.	1,830,996	$230,082,957
Becton, Dickinson and Co.	1,021,453	197,120,000
Boston Scientific Corp. (a)	1,120,659	118,229,524
Danaher Corp.	829,043	170,633,630
Mettler-Toledo International, Inc. (a)	102,372	133,190,067
STERIS PLC	1,063,361	260,587,247
Stryker Corp.	130,614	51,123,626
Thermo Fisher Scientific, Inc.	150,579	74,193,285
		$1,235,160,336
Other Banks & Diversified Financials – 7.6%
Mastercard, Inc., “A”	499,875	$297,570,589
Moody's Corp.	307,885	156,947,457
Visa, Inc., “A”	1,309,659	460,711,843
		$915,229,889
Railroad & Shipping – 0.8%
Canadian Pacific Kansas City Ltd.	1,238,454	$94,357,810
Restaurants – 0.4%
Starbucks Corp.	548,027	$48,330,501
Specialty Stores – 2.4%
Ross Stores, Inc.	1,094,135	$161,012,907
TJX Cos., Inc.	968,422	132,296,129
		$293,309,036
Telecom - Infrastructure – 1.8%
American Tower Corp., REIT	1,061,617	$216,410,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.0%
CMS Energy Corp.	3,375,866	$241,610,730
Total Common Stocks		$11,971,740,928
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.33% (v)	35,888,474	$35,892,063
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j)	30,280,039	$30,280,039

Other Assets, Less Liabilities – (0.2)%		(25,511,192)
Net Assets – 100.0%		$12,012,401,838

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,892,063 and
$12,002,020,967, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,791,131,474	$—	$—	$10,791,131,474
France	384,342,474	—	—	384,342,474
Taiwan	330,406,599	—	—	330,406,599
China	—	240,600,462	—	240,600,462
Canada	225,259,919	—	—	225,259,919
Investment Companies	66,172,102	—	—	66,172,102
Total	$11,797,312,568	$240,600,462	$—	$12,037,913,030
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At August 31, 2025, the value of securities loaned was $117,596,735. These loans were collateralized by cash of $30,280,039 and
U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $98,227,343.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$71,133,707	$1,394,117,284	$1,429,351,204	$(6,361)	$(1,363)	$35,892,063

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,197,893	$—